BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Schedule of Financial Information on Ferrosur Roca S A (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	$ 273,397,753	$ 278,120,749
Non-current assets	1,134,934,301	1,113,051,067
Current liabilities	267,821,101	255,566,289
Non-current liabilities	347,389,211	494,898,042
Shareholders’ equity attributable to owners of the parent company	793,343,878	640,746,604
Non-controlling interest	(222,136)	(39,119)
Revenues	699,178,686	919,312,709	$ 984,191,542
Financial results, net	138,611,341	(100,312,435)	(119,414,153)
Income tax	(95,925,288)	(16,849,960)	(62,361,904)
Net losses for the year	153,626,515	21,080,659	12,253,026
Net cash generated by (used in) operating activities	124,718,080	185,164,868	212,676,135
Net cash (used in) generated by investing activities	(72,893,912)	(78,014,605)	(31,987,108)
Net cash generated by (used in) financing activities	(48,265,907)	(89,469,425)	(168,053,432)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	363,381	14,243,483	1,546,856
Ferrosur Roca S.A.
Disclosure of subsidiaries [line items]
Current assets	12,736,823	14,007,691
Non-current assets	11,916,581	13,106,205
Current liabilities	17,173,196	16,057,162
Non-current liabilities	2,558,802	5,047,386
Shareholders’ equity attributable to owners of the parent company	3,937,125	4,807,478
Non-controlling interest	984,281	1,201,870
Revenues	64,903,723	72,440,103	79,232,059
Financial results, net	200,810	(2,270,201)	1,550,793
Depreciation	(5,789,373)	(6,020,708)	(18,285,235)
Income tax	2,230,356	(1,204,181)	3,161,991
Net losses for the year	(784,195)	(10,333,299)	(11,537,955)
Net cash generated by (used in) operating activities	5,777,249	(4,318,912)	(610,350)
Net cash (used in) generated by investing activities	(5,574,592)	7,251,154	(6,129,617)
Net cash generated by (used in) financing activities	469,830	(2,642,954)	7,387,093
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	$ (436,689)	$ (497,503)	$ (381,899)